Financial Instruments (Details) - Schedule of Remaining Contractual Maturities	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 AUD ($)
Weighted average interest rate [Member]
Non-derivatives
Trade payables	$ 733,076
Other payables	1,342,976
Government liabilities, percentage
Total non-derivatives	2,076,052
1 year or less [Member]
Non-derivatives
Trade payables
Other payables
Government liabilities, percentage
Total non-derivatives
Between 1 and 2 years [Member]
Non-derivatives
Trade payables
Other payables
Government liabilities, percentage			6,084
Total non-derivatives			6,084
Between 2 and 5 years [Member]
Non-derivatives
Trade payables			299,289
Other payables			1,309,557
Government liabilities, percentage	6,666		6,084
Total non-derivatives	6,666		1,614,930
Over 5 years [Member]
Non-derivatives
Trade payables	733,076
Other payables	1,342,976
Government liabilities, percentage	6,666
Total non-derivatives	$ 2,082,718
Remaining contractual maturities [Member]
Non-derivatives
Trade payables		$ 501,424	299,289
Other payables		918,594	1,309,557
Government liabilities, percentage		4,560
Total non-derivatives		$ 1,424,578	$ 1,608,846